Document and Entity Information	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Olympic Steel, Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-23320
Entity Tax Identification Number	34-1245650
Entity Address, Address Line One	5096 Richmond Road
Entity Address, City or Town	Bedford Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44146
City Area Code	216
Local Phone Number	292-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000917470
Title of 12(b) Security	Common stock, without par value
Trading Symbol	ZEUS
Security Exchange Name	NASDAQ